Consolidated Statements of Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of comprehensive income [abstract]
Net loss	$ (39,667)	$ (12,475)	$ (7,224)
Items that may be classified subsequently to profit or loss
Cumulative translation adjustment on consolidation of foreign subsidiaries	4,654	911	695
Other comprehensive income	4,654	911	695
Comprehensive loss	$ (35,013)	$ (11,564)	$ (6,529)